Other Operating Expense - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended	9 Months Ended		1 Months Ended	12 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Feb. 14, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2013 Successor [Member]	Sep. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]
Component Of Operating Cost And Expense [Line Items]
Other operating (income) expense	$ 0		$ (2)		$ 39	$ 41	$ 1	$ 16	$ 2	$ (2)	$ 39	$ 41	$ 49
Management service termination fee		35
Acquisition-related consulting fees				$ 43.0